PREPAID EXPENSES (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
PREPAID EXPENSES
Prepaid R&D costs	$ 414,061	$ 329,033
Prepaid insurance	74,017	684,191
Prepaid expense	8,608	2,250
Total	$ 496,686	$ 1,015,474